Asbestos - Asbestos-Related Assets and Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Mar. 31, 2016
Insurance [Abstract]
Asbestos liability - current	$ (116.4)	$ (125.9)
Asbestos liability - non-current	(1,043.3)	(1,176.3)
Asbestos liability - Total	(1,159.7)	(1,302.2)
Insurance receivable - current	5.7	16.7
Insurance receivable - non-current	58.1	149.0
Insurance receivable - Total	63.8	165.7
Workers' compensation asset - current	2.9	4.1
Workers' compensation asset - non-current	40.4	46.8
Workers' compensation liability - current	(2.9)	(4.1)
Workers' compensation liability - non-current	(40.4)	(46.8)
Workers' compensation - Total	0.0	0.0
Loan facility	(52.4)	(50.7)
Other net liabilities	(1.6)	(1.0)
Restricted cash and cash equivalents of the AICF	108.9	17.0
Net Unfunded AFFA liability	(1,041.0)	(1,171.2)
Deferred income taxes - non-current	356.6	384.9
Income tax payable	16.8	19.6
Net Unfunded AFFA liability, net of tax	$ (667.6)	$ (766.7)